Supplement to the

Fidelity® Balanced Fund Class K (FBAKX) and Fidelity® Puritan® Fund Class K (FPUKX)
Funds of Fidelity Puritan Trust
Fidelity Export and Multinational Fund Class K (FEXKX)
A Fund of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 40.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Morrison, Trustee as of March 19, 2014).

Interested Trustees

DOLLAR RANGE OF FUND SHARES	James C. Curvey	Charles S. Morrison
Fidelity Balanced Fund	none	none
Fidelity Export and Multinational Fund	none	none
Fidelity Puritan Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Alan J. Lacy	Ned C. Lautenbach	Joseph Mauriello
Fidelity Balanced Fund	over $100,000	none	none	none
Fidelity Export and Multinational Fund	none	none	none	$50,001 - $100,000
Fidelity Puritan Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Robert W. Selander	Cornelia M. Small	William S. Stavropoulos	David M. Thomas
Fidelity Balanced Fund	none	none	none	none
Fidelity Export and Multinational Fund	none	over $100,000	none	none
Fidelity Puritan Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

Ford O'Neil has replaced Pramod Atluri as the co-manager of Fidelity Balanced Fund.

Michael Plage has replaced Pramod Atluri as the co-manager of Fidelity Puritan Fund.

The following information replaces similar information found in the "Management Contracts" section beginning on page 45.

Ford O'Neil is co-manager of Fidelity Balanced Fund and receives compensation for managing the bond investments of the fund. Michael Plage is co-manager of Fidelity Puritan Fund and receives compensation for managing the bond investments of the fund. As of July 31, 2015, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each co-manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates.

K-COM8B-15-02  September 10, 2015
1.870397.117

The primary components of Mr. O'Neil's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. O'Neil's bonus that is linked to the investment performance of Fidelity Balanced Fund is based on the pre-tax investment performance of the bond investments of the fund measured against the Barclays U.S. Aggregate Bond Index. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Puritan Fund is based on the pre-tax investment performance of the bond investments of the fund measured against the Barclays U.S. Aggregate Bond Index.

Each co-manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The following table provides information relating to other accounts managed by Mr. O'Neil as of July 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	12	9	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 89,070	$ 7,560	$ 2,562
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Balanced Fund managed by Mr. O'Neil ($8,830 (in millions) assets managed).

As of July 31, 2015, the dollar range of shares of Fidelity Balanced Fund beneficially owned by Mr. O'Neil was none.

The following table provides information relating to other accounts managed by Mr. Plage as of July 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	6	22
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 7,551	$ 1,733	$ 14,665
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Puritan Fund managed by Mr. Plage ($6,417 (in millions) assets managed).

As of July 31, 2015, the dollar range of shares of Fidelity Puritan Fund beneficially owned by Mr. Plage was none.

The following information replaces the similar information found in the "Description of the Trusts" section on page 61.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Puritan Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Fidelity Balanced Fund and Fidelity Export and Multinational Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Balanced Fund and Fidelity Export and Multinational Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

Supplement to the

Fidelity® Balanced Fund (FBALX) and Fidelity® Puritan® Fund (FPURX)
Fidelity Balanced Fund is a Class of shares of Fidelity Balanced Fund and Fidelity Puritan Fund is a Class of shares of Fidelity Puritan Fund
Funds of Fidelity Puritan Trust
Fidelity Export and Multinational Fund (FEXPX)

Fidelity Export and Multinational Fund is a Class of shares of Fidelity Export and Multinational Fund

A Fund of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 40.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013 (or as of March 31, 2014 for Mr. Morrison, Trustee as of March 19, 2014).

Interested Trustees

DOLLAR RANGE OF FUND SHARES	James C. Curvey	Charles S. Morrison
Fidelity Balanced Fund	none	none
Fidelity Export and Multinational Fund	none	none
Fidelity Puritan Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Alan J. Lacy	Ned C. Lautenbach	Joseph Mauriello
Fidelity Balanced Fund	over $100,000	none	none	none
Fidelity Export and Multinational Fund	none	none	none	$50,001 - $100,000
Fidelity Puritan Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Robert W. Selander	Cornelia M. Small	William S. Stavropoulos	David M. Thomas
Fidelity Balanced Fund	none	none	none	none
Fidelity Export and Multinational Fund	none	over $100,000	none	none
Fidelity Puritan Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

Ford O'Neil has replaced Pramod Atluri as the co-manager of Fidelity Balanced Fund.

Michael Plage has replaced Pramod Atluri as the co-manager of Fidelity Puritan Fund.

The following information replaces similar information found in the "Management Contracts" section beginning on page 45.

Ford O'Neil is co-manager of Fidelity Balanced Fund and receives compensation for managing the bond investments of the fund. Michael Plage is co-manager of Fidelity Puritan Fund and receives compensation for managing the bond investments of the fund. As of July 31, 2015, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

RCOM8-2B-15-02  September 10, 2015
1.837695.122

Each co-manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates.

The primary components of Mr. O'Neil's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. O'Neil's bonus that is linked to the investment performance of Fidelity Balanced Fund is based on the pre-tax investment performance of the bond investments of the fund measured against the Barclays U.S. Aggregate Bond Index. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Puritan Fund is based on the pre-tax investment performance of the bond investments of the fund measured against the Barclays U.S. Aggregate Bond Index.

Each co-manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The following table provides information relating to other accounts managed by Mr. O'Neil as of July 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	12	9	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 89,070	$ 7,560	$ 2,562
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Balanced Fund managed by Mr. O'Neil ($8,830 (in millions) assets managed).

As of July 31, 2015, the dollar range of shares of Fidelity Balanced Fund beneficially owned by Mr. O'Neil was none.

The following table provides information relating to other accounts managed by Mr. Plage as of July 31, 2015:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	6	22
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 7,551	$ 1,733	$ 14,665
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Puritan Fund managed by Mr. Plage ($6,417 (in millions) assets managed).

As of July 31, 2015, the dollar range of shares of Fidelity Puritan Fund beneficially owned by Mr. Plage was none.

The following information replaces the similar information found in the "Description of the Trusts" section on page 62.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Puritan Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Fidelity Balanced Fund and Fidelity Export and Multinational Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Balanced Fund and Fidelity Export and Multinational Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.